8. Restricted cash (Tables)	12 Months Ended
Dec. 31, 2017
Restricted Cash Tables
Restricted cash
	December 31, 2017	December 31, 2016
Current
Agreement with the São Paulo municipal government (i)	12,055	15,858
Brazilian Federal Savings Bank – escrow deposits (ii)	1,209	2,989
Other	5,558	5,231
	18,822	24,078